Basis of accounting	6 Months Ended
Jun. 30, 2025
Basis of accounting
Basis of accounting

2.Basis of accounting

(a)Statement of compliance

These condensed consolidated interim financial statements (“interim financial statements”) of the Group are general purpose financial statements prepared in accordance with IAS 34 Interim Financial Reporting.

These interim financial statements do not include all of the information required for a complete set of annual financial statements and should be read in conjunction with the annual financial statements of the Group for the year ended 31 December 2024. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual consolidated financial statements as at and for the year ended 31 December 2024.

These interim financial statements reflect all adjustments, which consist of normal and recurring adjustments necessary to present fairly the financial position as at 30 June 2025 and the results of operations and cash flows for the six months ended 30 June 2025 (“interim reporting period”). Operating results for the six months ended 30 June 2025 are not necessarily indicative of the results that may be expected for the full year ending 31 December 2025.

(b)Basis of measurement

These interim financial statements have been prepared on an accruals basis and are based on historical cost except for certain financial assets and liabilities which are measured at fair value. Historical cost is generally based on the fair values of the consideration given in exchange for assets.

All values in these interim financial statements are rounded to the nearest thousand, except where otherwise indicated.

(c)Functional and presentation currency

These interim financial statements are presented in U.S. dollars (“USD”, “US$” or “$”), which is the Group’s functional currency.

(d)Going concern

These interim financial statements have been prepared on a going concern basis, which contemplates the continuity of normal business activities and the realisation of assets and the settlement of liabilities in the ordinary course of business.

2.Basis of accounting (continued)

(d)Going concern (continued)

As at 30 June 2025, the Group’s current liabilities exceed current assets by $112,929 thousand (31 December 2024: current assets exceeded current liabilities by $21,808 thousand).

In the event of the Scheme being implemented (refer Note 1 above), MAC and all its assets and liabilities will transfer to Harmony Australia and Harmony will be responsible to meet MAC’s obligations as and when they fall due.

As the implementation of the Scheme remains subject to certain conditions outside the control of both parties, to support the assessment of going concern, management have prepared a cashflow forecast which is independent of the Harmony Transaction and covers the period of at least 12 months from the date of these interim financial statements. Based on the cashflow forecast, management anticipates that the Group will be able to pay its debts as and when they fall due during this period. Noting the inherent risks associated with achieving the cashflow forecast, key assumptions in the cashflow forecast include:

●	The CSA mine achieving copper production within the guidance range announced by the Company;
●	The Group continuing to maintain the efficiencies achieved within the CSA mine;
●	The CSA mine producing sufficient cash inflows to fund MAC’s financing arrangements; and
●	Continued strong copper price environment.

The Directors have a reasonable expectation that these assumptions can be satisfied and believe it is appropriate to prepare these interim financial statements on a going concern basis. In the event that the key assumptions noted above are not achieved and additional funding is required, the Group can seek alternative sources of funding which the Directors believe would be available including the draw down of the revolving facility.